SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

OF

WELLS FARGO SPECIALTY FUNDS

forthe Wells Fargo Utility & Telecommunications Fund

(the "Fund")

Effective immediately Andrew Tuttle, CFA is added as a portfolio manager to the Fund.

I.Prospectus
In the section entitled "Fund Summary – Fund Management" for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Crow Point Partners, LLC	Timothy P. O’Brien, CFA, Portfolio Manager / 2002 Andrew Tuttle, CFA, Portfolio Manager / 2018

In addition, the section entitled "The Sub-Advisers and Portfolio Managers" is supplemented with the following:

Andrew Tuttle, CFA
Mr. Tuttle joined Crow Point in 2007, where he currently serves as a Portfolio Manager.

II. Statement of Additional Information
In the section entitled "Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Andrew Tuttle, CFA [1]	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$45 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Andrew Tuttle, CFA [1]	Utility and Telecommunications Fund	$0

1 Mr. Tuttle became a portfolio manager of the Fund on December 14, 2018. The information presented in this table is as of October 31, 2018, at which time Mr. Tuttle was not a portfolio manager of the Fund.

December 14, 2018                                                                                                       SFAM128/P403SP